Operating risks	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
16.	Operating risks

Concentrations of Major Suppliers

Three major suppliers provided approximately 29.0%, 23.6% and 28.2% of the Company’s purchases of raw materials which are mainly resins for the years ended December 31, 2013, 2014 and 2015, respectively. A substantial percentage of the Company’s trade payables are due to these suppliers which accounted for 26.5% and 16.3% of the total accounts payables as of December 31, 2014 and 2015, respectively.

Concentrations of Major Customers

A substantial percentage of the Company’s sales are made to two customers and are typically sold on an open account basis. The sales to the two major customers accounted for 14.7% and 44.4%, 10.8% and 42.0%,14.9% and 46.4% of the total net sales for the years ended December 31, 2013 ,2014 and 2015, respectively.

Concentrations of Credit Risk

The largest trade receivables balances from the five customers as of December 31, 2014 and 2015, respectively accounted for 74.2% and 73.9% of total trade receivables of the time. The Company has not experienced any significant difficulty in collecting its trade receivables in the past and is not aware of any financial difficulties being experienced by its major customers. There were bad debt expenses of HK$Nil and HK$Nil for the years ended December 31, 2014 and 2015, respectively.